Cover	Dec. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2022
Entity File Number	001-34124
Entity Registrant Name	EVER-GLORY INTERNATIONAL GROUP, INC.
Entity Central Index Key	0000943184
Entity Tax Identification Number	65-0420166
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	Ever-Glory Commercial Center
Entity Address, Address Line Two	509 Chengxin Road
Entity Address, Address Line Three	Jiangning Development Zone
Entity Address, City or Town	Nanjing, Jiangsu Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	8625
Local Phone Number	5209-6889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	EVK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false